EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The following information sets forth the computations of basic and diluted earnings per common share from continuing operations and discontinued operations held for sale for the years ended December 31, 2015, 2014 and 2013 ($ in thousands, except share and per share data):

	For the year ended December 31,
	2015	2014	2013
Net income from continuing operations, less non-controlling interests	$27,300	$22,529	$12,329
Net income from discontinued operations held for sale, net of income taxes	$6,985	$1,867	$1,437
Divided by:
Basic weighted average shares of common stock outstanding:	28,501,897	28,459,309	18,989,500
Non-vested restricted stock	95,671	125,713	48,652
Diluted weighted average shares of common stock outstanding:	28,597,568	28,585,022	19,038,152
Basic earnings per common share (1):
Net income from continuing operations	$0.96	$0.79	$0.65
Net income from discontinued operations held for sale	$0.25	$0.07	$0.08
Net income	$1.20	$0.86	$0.72
Diluted earnings per common share (1):
Net income from continuing operations	$0.95	$0.79	$0.65
Net income from discontinued operations held for sale	$0.24	$0.07	$0.08
Net income	$1.20	$0.85	$0.72